Note Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Detail) - Notes Payable - Popular, Inc. Holding Co. $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Line Items]
2020	$ 0
2021	0
2022	0
2023	0
2024	295,307
Later years	290,812
Total	$ 586,119